                      SUPPLEMENT DATED SEPTEMBER 4, 2003
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text revises and supersedes, as applicable, the information contained in the Prospectuses of the Funds listed below:

  Service Agents selling Class B shares (and Smith Barney Class P shares of the SB Growth and Income Fund) receive a commission of 4.00% of the purchase price of the Class B (and Class P) shares they sell.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.                     December 30, 2002,
                                                             as Revised
                                                             January 27, 2003
SMITH BARNEY APPRECIATION FUND INC.                          April 30, 2003
SMITH BARNEY ALLOCATION SERIES INC.                          May 30, 2003
   BALANCED PORTFOLIO
   GLOBAL PORTFOLIO
   GROWTH PORTFOLIO
   HIGH GROWTH PORTFOLIO
SMITH BARNEY EQUITY FUNDS                                    May 31, 2003
   SMITH BARNEY SOCIAL AWARENESS FUND
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.                     January 28, 2003
SMITH BARNEY FUNDS, INC.                                     April 30, 2003
   SMITH BARNEY LARGE CAP VALUE FUND
SMITH BARNEY INCOME FUNDS
   SB BALANCED FUND*                                         November 28, 2002
   SB CAPITAL AND INCOME FUND*                               April 30, 2003
   SB CONVERTIBLE FUND*                                      November 28, 2002
SMITH BARNEY INVESTMENT FUNDS INC.
   SMITH BARNEY GROUP SPECTRUM FUND                          January 28, 2003
   SMITH BARNEY HANSBERGER GLOBAL VALUE FUND                 August 28, 2003
   SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH FUND       August 28, 2003

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

               SMITH BARNEY PREMIER SELECTIONS
                 GLOBAL GROWTH FUND               August 28, 2003
               SMITH BARNEY PREMIER SELECTIONS
                 LARGE CAP FUND                   August 28, 2003
               SMITH BARNEY SMALL CAP VALUE
                 FUND                             January 28, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 FUND                             January 28, 2003
            SMITH BARNEY INVESTMENT SERIES        February 28, 2003
               SB GROWTH AND INCOME FUND*
               SMITH BARNEY INTERNATIONAL FUND
               SMITH BARNEY LARGE CAP CORE FUND
            SMITH BARNEY INVESTMENT TRUST
               SMITH BARNEY LARGE CAPITALIZATION
                 GROWTH FUND                      March 28, 2003
               SMITH BARNEY MID CAP CORE FUND     March 28, 2003
               SMITH BARNEY CLASSIC VALUES FUND   February 10, 2003
            SMITH BARNEY SECTOR SERIES FUND INC.  February 28, 2003
               SMITH BARNEY FINANCIAL SERVICES
                 FUND
               SMITH BARNEY HEALTH SCIENCES
                 FUND
               SMITH BARNEY TECHNOLOGY FUND
            SMITH BARNEY SMALL CAP CORE
              FUND, INC.                          April 30, 2003
            SMITH BARNEY TRUST II
               SMITH BARNEY DIVERSIFIED LARGE
                 CAP GROWTH FUND                  February 28, 2003
               SMITH BARNEY INTERNATIONAL LARGE
                 CAP FUND                         April 30, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 OPPORTUNITIES FUND               February 28, 2003
            SMITH BARNEY WORLD FUNDS, INC.        February 28, 2003
               INTERNATIONAL ALL CAP GROWTH
                 PORTFOLIO
               GLOBAL GOVERNMENT BOND
                 PORTFOLIO

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* Applicable to Smith Barney Class B shares only.

  FD 02804

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